INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ECGS
Balance Sheet
Current assets	$ 34,415	$ 38,030
Non-current assets	163	205
Current liabilities	23,648	27,320
Non-current liabilities	1,203	20
Non-controlling interest	0	0
Income statement
Revenue	60,786	72,298
Net (loss) income	(595)	661
Golar Partners
Balance Sheet
Current assets	160,927	131,851
Non-current assets	2,091,781	2,099,811
Current liabilities	215,472	262,966
Non-current liabilities	1,432,807	1,372,181
Non-controlling interest	67,976	66,765
Income statement
Revenue	441,598	434,687
Net (loss) income	185,742	172,683
The Cool Pool Limited (Pool Manager)
Balance Sheet
Current assets	9,695	4,901
Non-current assets	0	0
Current liabilities	9,695	4,901
Non-current liabilities	0	0
Non-controlling interest	0	0
Income statement
Revenue	73,348	8,356
Net (loss) income	0	$ 0
Golar Power
Balance Sheet
Current assets	59,419
Non-current assets	567,646
Current liabilities	60,613
Non-current liabilities	211,060
Non-controlling interest	0
Income statement
Revenue	4,059
Net (loss) income	21,068
OneLNG
Balance Sheet
Current assets	19,939
Non-current assets	0
Current liabilities	1,137
Non-current liabilities	0
Non-controlling interest	0
Income statement
Revenue	0
Net (loss) income	$ (1,200)